Average Annual Total Returns		12 Months Ended	60 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)
Putnam Multi-Asset Income Blended Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.53%	4.03%
Class P
Prospectus [Line Items]
Average Annual Return, Percent		9.49%	4.26%
Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.48%	3.08%
Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.58%	2.81%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.29%	3.39%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.42%	3.48%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.68%	2.30%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.78%	2.88%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.20%	2.34%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.34%	3.38%
Since Inception | Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]			(0.33%)
Performance Inception Date				Dec. 31, 2019
Since Inception | Putnam Multi-Asset Income Blended Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]			4.03%
Performance Inception Date				Dec. 31, 2019
Since Inception | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[4]			4.26%
Performance Inception Date				Dec. 31, 2019
Since Inception | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]			3.08%
Performance Inception Date				Dec. 31, 2019
Since Inception | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]			2.81%
Performance Inception Date				Dec. 31, 2019
Since Inception | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]			3.39%
Performance Inception Date	[1]			Dec. 31, 2019
Since Inception | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]			3.48%
Performance Inception Date	[1]			Dec. 31, 2019
Since Inception | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[2],[4]			2.30%
Performance Inception Date	[2]			Dec. 31, 2019
Since Inception | Class R
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]			2.88%
Performance Inception Date	[3]			Dec. 31, 2019
Since Inception | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]			2.34%
Performance Inception Date	[3]			Dec. 31, 2019
Since Inception | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]			3.38%
Performance Inception Date	[1]			Dec. 31, 2019

[1]	Performance for classes R5, R6, and Y shares prior to their inception on February 10, 2023 is derived from the historical performance of class P shares, adjusted for the higher investor servicing fees applicable to class R5, class R6 and class Y shares.
[2]	Performance for class A shares prior to their inception on February 10, 2023 is derived from the historical performance of class P shares, adjusted for the sales charge and higher 12b‑1 fees and investor servicing fees applicable to class A shares.
[3]	Performance for class C and class R shares prior to their inception on February 10, 2023 is derived from the historical performance of class P shares, adjusted for the higher 12b‑1 fees and investor servicing fees applicable to class C and class R shares.
[4]	Since inception December 31, 2019.